SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value, Assets Measured on Recurring Basis (USD $)	Mar. 31, 2013	Dec. 31, 2012
Available For Sale Securities	$ 2,500	$ 12,500
Fair Value, Inputs, Level 1 [Member]
Available For Sale Securities	22,500	12,500
Fair Value, Inputs, Level 2 [Member]
Available For Sale Securities	0	0
Fair Value, Inputs, Level 3 [Member]
Available For Sale Securities	$ 0	$ 0